Inventory	12 Months Ended
Dec. 31, 2015
Inventory [Abstract]
Inventory
6.	Inventory
  At December 31, 2015 and 2014, the Company’s inventory consisted of the following:
	2015	2014
Contract building	$158,181	$198,970
	$158,181	$198,970